GOODWILL AND INTANGIBLES (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated amortization	$ (2,435)
Foreign currency translation adjustment	(29)	$ 7
Total intangibles assets	9,627	12,098
Customer Relationships [Member]
Original amounts	12,193	12,193
Accumulated amortization	$ (2,537)	$ (102)